Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	May 31, 2012	Mar. 31, 2012	Feb. 29, 2012		May 31, 2011		May 31, 2010		May 31, 2009
Current assets:
Cash and cash equivalents	$ 217.4	$ 492.4		$ 496.0	[1]	$ 327.8	[1]	$ 189.1	[1]	$ 215.6	[1]
Accounts receivable, net	545.9	491.6				480.1
Investments	0	2.5				41.4
Income tax receivable	4.4	5.0				5.4
Inventories, net	643.3	543.2				582.5
Deferred income taxes	62.1	52.5				71.5
Prepaid expenses and other	129.9	124.1				109.7
Total current assets	1,603.0	1,711.3				1,618.4
Property, plant and equipment, net	679.4	593.6				638.4
Investments	22.1	13.9				33.1
Investment in subsidiaries	0	0				0
Intangible assets, net	3,662.4	3,930.4				4,534.4
Goodwill	3,927.5	4,114.4	597.1			4,470.1		4,707.5		4,780.5
Other assets	107.3	56.8				62.6
Total assets	10,001.7	10,420.4				11,357.0
Current liabilities:
Current portion of long-term debt	34.5	35.6				37.4
Accounts payable	87.2	116.2				91.1
Accrued interest	43.9	56.5				64.1
Accrued wages and commissions	130.4	122.0				105.0
Other accrued expenses	189.0	180.2				241.8
Total current liabilities	485.0	510.5				539.4
Long-term debt	5,943.9	5,792.2				5,982.9
Deferred income taxes	1,100.9	1,257.8				1,487.6
Other long-term liabilities	205.9	177.8				172.0
Total liabilities	7,735.7	7,738.3				8,181.9
Shareholder’s equity	2,266.0	2,682.1				3,175.1		3,733.5		3,840.3
Total liabilities and shareholder’s equity	10,001.7	10,420.4				11,357.0
Biomet, Inc. [Member]
Current assets:
Cash and cash equivalents	0	0		0		0		0		0
Accounts receivable, net	0	0
Investments		0
Income tax receivable	0	0
Inventories, net	0	0
Deferred income taxes	0	0
Prepaid expenses and other	0	0
Total current assets		0				0
Property, plant and equipment, net	0	0				0
Investments	0	0				0
Investment in subsidiaries	8,285.6	8,562.9				9,253.9
Intangible assets, net	0	0				0
Goodwill	0	0				0
Other assets	0	0				0
Total assets	8,285.6	8,562.9				9,253.9
Current liabilities:
Current portion of long-term debt	33.4	34.3				35.9
Accounts payable	0	0				0
Accrued interest	43.8	56.5				64.1
Accrued wages and commissions	0	0				0
Other accrued expenses	0	0				0
Total current liabilities	77.2	90.8				100.0
Long-term debt	5,942.4	5,790.0				5,978.8
Deferred income taxes	0	0				0
Other long-term liabilities	0	0				0
Total liabilities	6,019.6	5,880.8				6,078.8
Shareholder’s equity	2,266.0	2,682.1				3,175.1
Total liabilities and shareholder’s equity	8,285.6	8,562.9				9,253.9
Guarantors [Member]
Current assets:
Cash and cash equivalents	39.1	190.1		217.8		176.4		103.5		178.9
Accounts receivable, net	270.0	227.6				221.6
Investments		0				33.4
Income tax receivable	1.3	2.1				4.1
Inventories, net	285.6	288.7				292.1
Deferred income taxes	47.3	42.3				60.3
Prepaid expenses and other	45.5	48.8				57.1
Total current assets	688.8	799.6				845.0
Property, plant and equipment, net	349.7	320.1				332.2
Investments	10.6	10.1				10.0
Investment in subsidiaries	0	0				0
Intangible assets, net	2,947.7	3,239.3				3,416.6
Goodwill	3,104.5	3,271.4				3,460.8
Other assets	93.5	45.6				56.3
Total assets	7,194.8	7,686.1				8,120.9
Current liabilities:
Current portion of long-term debt	0	0				0
Accounts payable	44.1	71.5				48.1
Accrued interest	0	0				0
Accrued wages and commissions	70.6	69.5				56.7
Other accrued expenses	123.9	106.1				153.5
Total current liabilities	238.6	247.1				258.3
Long-term debt	0	0				0
Deferred income taxes	919.9	1,065.7				1,126.1
Other long-term liabilities	148.0	131.6				130.8
Total liabilities	1,306.5	1,444.4				1,515.2
Shareholder’s equity	5,888.3	6,241.7				6,605.7
Total liabilities and shareholder’s equity	7,194.8	7,686.1				8,120.9
Non-Guarantors [Member]
Current assets:
Cash and cash equivalents	178.3	302.3		278.2		151.4		85.6		36.7
Accounts receivable, net	275.9	264.0				258.5
Investments		2.5				8.0
Income tax receivable	3.1	2.9				1.3
Inventories, net	357.7	254.5				290.4
Deferred income taxes	14.8	10.2				11.2
Prepaid expenses and other	84.4	75.3				52.6
Total current assets	914.2	911.7				773.4
Property, plant and equipment, net	329.7	273.5				306.2
Investments	11.5	3.8				23.1
Investment in subsidiaries	0	0				0
Intangible assets, net	714.7	691.1				1,117.8
Goodwill	823.0	843.0				1,009.3
Other assets	13.8	11.2				6.3
Total assets	2,806.9	2,734.3				3,236.1
Current liabilities:
Current portion of long-term debt	1.1	1.3				1.5
Accounts payable	43.1	44.7				43.0
Accrued interest	0.1	0				0
Accrued wages and commissions	59.8	52.5				48.3
Other accrued expenses	65.1	74.1				88.3
Total current liabilities	169.2	172.6				181.1
Long-term debt	1.5	2.2				4.1
Deferred income taxes	181.0	192.1				361.5
Other long-term liabilities	57.9	46.2				41.2
Total liabilities	409.6	413.1				587.9
Shareholder’s equity	2,397.3	2,321.2				2,648.2
Total liabilities and shareholder’s equity	2,806.9	2,734.3				3,236.1
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0				0
Accounts receivable, net	0	0				0
Investments		0				0
Income tax receivable	0	0				0
Inventories, net	0	0				0
Deferred income taxes	0	0				0
Prepaid expenses and other	0	0				0
Total current assets	0	0				0
Property, plant and equipment, net	0	0				0
Investments	0	0				0
Investment in subsidiaries	(8,285.6)	(8,562.9)				(9,253.9)
Intangible assets, net	0	0				0
Goodwill	0	0				0
Other assets	0	0				0
Total assets	(8,285.6)	(8,562.9)				(9,253.9)
Current liabilities:
Current portion of long-term debt	0	0				0
Accounts payable	0	0				0
Accrued interest	0	0				0
Accrued wages and commissions	0	0				0
Other accrued expenses	0	0				0
Total current liabilities	0	0				0
Long-term debt	0	0				0
Deferred income taxes	0	0				0
Other long-term liabilities	0	0				0
Total liabilities	0	0				0
Shareholder’s equity	(8,285.6)	(8,562.9)				(9,253.9)
Total liabilities and shareholder’s equity	$ (8,285.6)	$ (8,562.9)				$ (9,253.9)

[1]	Certain amounts have been adjusted to conform to the current presentation.